UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Starwood Real Estate Securities, LLC
Address:          591 West Putnam Avenue
                  Greenwich, CT 06830


Form 13F File Number: 028-12189
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven N. Gottschalk
Title:            Chief Financial Officer and Chief Compliance Officer
Phone:            203-422-7739

Signature, Place and Date of Signing:


 /s/ Steven N. Gottschalk                   Greenwich, CT     February 14, 2008
----------------------------------       ------------------   -----------------
         [Signature]                        [City, State]           [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      1
                                               ----------------------

Form 13F Information Table Entry Total:                 26
                                               ----------------------

Form 13F Information Table Value Total:              $330,716
                                               ----------------------

                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name

1     28-12188                 Starwood Capital Group Management, LLC
-     --------                 --------------------------------------

                                       STARWOOD REAL ESTATE SECURITIES, LLC
                                                     FORM 13F
                                          Quarter Ended December 31, 2007

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                                                          VALUE      SHRS OR   SH/ PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   CLASS TITLE      CUSIP  (x$1000)    PRN AMT   PRN CALL  DSCRETN MANAGERS  SOLE   SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAMPUS CMNTYS INC           COM        024835100    14338    534000    SH         SOLE           534000
------------------------------------------------------------------------------------------------------------------------------------
AVALONBAY CMNTYS INC                 COM        053484101     7061     75000    SH         SOLE            75000
------------------------------------------------------------------------------------------------------------------------------------
BIOMED REALTY TRUST INC              COM        09063H107     3255    140500    SH         SOLE           140500
------------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP OF AMER NEW       COM NEW      22025Y407    13719    464900    SH         SOLE           464900
------------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL CMN            SH BEN INT    29476L107    14511    397900    SH         SOLE           397900
------------------------------------------------------------------------------------------------------------------------------------
ESSEX PPTY TR INC                    COM        297178105     3529     36200    SH         SOLE            36200
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL REALTY INVT TR          SH BEN INT NEW  313747206     3270     39800    SH         SOLE            39800
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE REIT INC                 COM        42217K106    14524    325000    SH         SOLE           325000
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE RLTY TR                   COM        421946104     9013    355000    SH         SOLE           355000
------------------------------------------------------------------------------------------------------------------------------------
INTERSTATE HOTELS & RESRTS I         COM        46088S106     3821    965000    SH         SOLE           965000
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY PPTY TR                   SH BEN INT    531172104     7309    253700    SH         SOLE           253700
------------------------------------------------------------------------------------------------------------------------------------
MACERICH CO                          COM        554382101     8652    121753    SH         SOLE           121753
------------------------------------------------------------------------------------------------------------------------------------
MARIOTT INTL INC NEW                 CLA        571903202    10254    300000    SH  CALL   SOLE           300000
------------------------------------------------------------------------------------------------------------------------------------
MORGANS HOTEL GROUP CO               COM        61748W108    14333    743400    SH         SOLE           743400
------------------------------------------------------------------------------------------------------------------------------------
MERUELO MADDUX PROPERTIES IN         COM        590473104      660    164900    SH         SOLE           164900
------------------------------------------------------------------------------------------------------------------------------------
MAGUIRE PPTYS INC                    COM        559775101    16341    554500    SH         SOLE           554500
------------------------------------------------------------------------------------------------------------------------------------
NRDC ACQUISITION CORP          UNIT 99/99/9999  62941R201     5600    560000    SH         SOLE           560000
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ORIENT-EXPRESS HOTELS LTD            CL A       G67743107    96346   1675000    SH      SHRD - OTR  1                 1675000
------------------------------------------------------------------------------------------------------------------------------------
POST PPTY INC                        COM        737407106     7979    227200    SH         SOLE           227200
------------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC                     COM        876664103    10438    212200    SH         SOLE           212200
------------------------------------------------------------------------------------------------------------------------------------
THOMAS PPTYS GROUP INC               COM        884453101    20027   1857800    SH         SOLE          1857800
------------------------------------------------------------------------------------------------------------------------------------
UDR INC                              COM        902653104    14536    732300    SH         SOLE           732300
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                   SH BEN INT    929042109    10501    119400    SH         SOLE           119400
------------------------------------------------------------------------------------------------------------------------------------
WEYERHAEUSER CO                      COM        962166104     5531     75000    SH         SOLE            75000
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WEYERHAEUSER CO                      COM        962166104     1475     20000    SH  PUT    SOLE            20000
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U STORE IT TR                        COM        91274F104    13693   1494840    SH         SOLE          1494840
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